Investment property - Summary of gain on investment properties (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Income from rental of investment property	S/ 71,080,000	S/ 65,961,000	S/ 65,485,000
Gain on valuation of investment property	60,260,000	7,111,000	19,146,000
Loss on sale of investment properties	(3,176,000)
Total	S/ 128,164,000	S/ 73,072,000	S/ 84,631,000